Commitments and contingencies (Details) shares in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2024 shares	Dec. 31, 2025 key
Commitments [Abstract]
Period considered to examine transactions		5 years
Shares transferred as advance consideration for future services (in shares) | shares	1,250,000
Term of senior secured notes lease agreements		12 months
Maximum [Member]
Commitments [Abstract]
Percentage of interest rate penalties of omitted taxes		100.00%
Room capacity		400
AMR Operaciones [Member]
Commitments [Abstract]
Room capacity		1,016
"Vivid" Brand [Member]
Commitments [Abstract]
Room capacity		400
"Dreams" Brand [Member]
Commitments [Abstract]
Room capacity		616